Shareholder Report, Line Graph (Details) 74200177400_Putnam Global Health Care Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 21,639	$ 24,923	$ 19,562	$ 17,437	$ 19,123	$ 15,440	$ 12,200	$ 12,031	$ 11,056	$ 10,000	$ 26,075
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	26,721	23,076	18,694	16,406	19,504	15,161	13,011	13,048	11,711	10,000	$ 32,693
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	$ 19,858	$ 22,463	$ 18,642	$ 16,933	$ 19,029	$ 15,414	$ 12,596	$ 12,562	$ 11,077	$ 10,000	$ 23,759